Note 20 - Comprehensive Income	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]

20. Comprehensive Income:

During the six-month period ended June 30, 2025, Other comprehensive loss amounted to $9,972 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of $6,837), plus the settlements to net income of derivatives that qualify for hedge accounting (loss of $5,093), (ii) reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs (gain of $2,029) and (iii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($31). An amount of ($102) included in Other Comprehensive loss is attributable to the non-controlling interest.

During the six-month period ended June 30, 2026, Other comprehensive income amounted to $3,640 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (gain of $4,694), plus the settlements to net income of derivatives that qualify for hedge accounting (loss of $3,131), (ii) reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs (gain of $2,012) and (iii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($31). An amount of $34 included in Other Comprehensive income is attributable to the non-controlling interest.